HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 91.5%
	APPAREL & TEXTILE PRODUCTS - 4.0%
150,000	On Holding A.G.(a)	$ 7,807,500

	AUTOMOTIVE - 2.5%
15,000	Tesla, Inc.(a)	4,764,900

	BANKING - 2.2%
300,000	Banc of California, Inc.	4,215,000

	COMMERCIAL SUPPORT SERVICES - 2.1%
170,000	GEO Group, Inc. (The)(a)	4,071,500

	CONSTRUCTION MATERIALS - 4.4%
35,000	CRH PLC	3,213,000
15,000	Eagle Materials, Inc.	3,031,650
16,000	Owens Corning	2,200,320
		8,444,970
	E-COMMERCE DISCRETIONARY - 1.9%
1,000,000	Stitch Fix, Inc., Class A(a)	3,700,000

	ELECTRICAL EQUIPMENT - 2.7%
25,000	Powell Industries, Inc.	5,261,250

	HOME & OFFICE PRODUCTS - 5.1%
100,000	SharkNinja, Inc.(a)	9,899,000

	INTERNET MEDIA & SERVICES - 7.2%
150,000	Uber Technologies, Inc.(a)	13,995,000

	LEISURE FACILITIES & SERVICES - 9.4%
225,000	DraftKings, Inc., Class A(a)	9,650,250
250,000	Genius Sports Ltd.(a)	2,600,000
300,000	Portillo's, Inc.(a)	3,501,000
25,000	Wynn Resorts Ltd.	2,341,750
		18,093,000

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 91.5% (Continued)
	METALS & MINING - 6.5%
600,000	Cleveland-Cliffs, Inc.(a)	$ 4,560,000
185,000	Freeport-McMoRan, Inc.	8,019,750
		12,579,750
	OIL & GAS PRODUCERS - 8.6%
60,000	Expand Energy Corporation	7,016,400
200,000	Matador Resources Company	9,544,000
		16,560,400
	REAL ESTATE INVESTMENT TRUSTS - 4.9%
9,000	Texas Pacific Land Corporation	9,507,510

	RETAIL - DISCRETIONARY - 1.0%
10,000	RH(a)	1,890,100

	SEMICONDUCTORS - 8.3%
40,000	Micron Technology, Inc.	4,930,000
35,000	NVIDIA Corporation	5,529,650
25,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	5,662,250
		16,121,900
	SOFTWARE - 9.7%
175,000	Clear Secure, Inc., Class A	4,858,000
12,500	CyberArk Software Ltd.(a)	5,086,000
65,000	Palantir Technologies, Inc., Class A(a)	8,860,800
		18,804,800
	STEEL - 2.6%
18,000	Carpenter Technology Corporation	4,974,840

	TECHNOLOGY HARDWARE - 2.9%
150,000	Hewlett Packard Enterprise Company	3,067,500
600,000	Powerfleet, Inc.(a)	2,586,000
		5,653,500
	TECHNOLOGY SERVICES - 3.1%
1,350,000	Terawulf, Inc.(a)	5,913,000

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares						Fair Value
	COMMON STOCKS — 91.5% (Continued)
	TRANSPORTATION & LOGISTICS - 2.4%
40,000	Kirby Corporation(a)					$ 4,536,400

	TOTAL COMMON STOCKS (Cost $111,170,360)					176,794,320

	EXCHANGE-TRADED FUNDS — 2.2%
	EQUITY - 2.2%
50,000	Direxion Daily Regional Banks Bull 3x Shares ETF (Cost $4,367,069)					4,339,500

	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
1,750,612	First American Treasury Obligations Fund, Class X, 4.24% (Cost $1,750,612)(b)					1,750,612

Contracts(c)
	EQUITY OPTIONS PURCHASED - 5.9%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 5.9%
250	Boeing Company (The)	WFC	01/16/2026	$ 175	$ 5,238,250	$ 1,110,000
500	Generac Holdings, Inc.	WFC	09/19/2025	100	7,160,500	2,250,000
190	Spotify Technology S.A.	WFC	09/19/2025	480	14,579,460	5,596,450
350	UnitedHealth Group, Inc.	WFC	09/19/2025	250	10,918,950	2,413,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,168,758)					11,369,700

	TOTAL INVESTMENTS - 100.5% (Cost $125,456,799)					$ 194,254,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%					(926,894)
	NET ASSETS - 100.0%					$ 193,327,238

ADR	- American Depositary Receipt
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
WFC	- Wells Fargo

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2025.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.